Victory Variable Insurance Funds II
Victory Pioneer High Yield

VCT Portfolio
(successor to Pioneer High Yield VCT Portfolio)
Schedule of Investments | September 30, 2025

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.6%
	Senior Secured Floating Rate Loan Interests — 2.2% of Net Assets(a)*
	Auto Parts & Equipment — 0.2%
154,786	First Brands Group LLC, First Lien 2021 Term Loan, 9.57% (Term SOFR + 500 bps), 3/30/27	$ 56,755
	Total Auto Parts & Equipment	$56,755
	Computer Services — 0.1%
24,000	Amentum Holdings, Inc., Initial Term Loan, 6.413% (Term SOFR + 225 bps), 9/29/31	$ 24,000
	Total Computer Services	$24,000
	Cruise Lines — 0.3%
64,350	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.163% (Term SOFR + 300 bps), 5/1/31	$ 64,410
	Total Cruise Lines	$64,410
	Electric-Generation — 0.2%
54,450	Alpha Generation LLC, Initial Term B Loan, 6.163% (Term SOFR + 200 bps), 9/30/31	$ 54,459
	Total Electric-Generation	$54,459
	Gambling (Non-Hotel) — 0.8%
235,000(b)	River Rock Entertainment Authority, California, Term Loan, 6/25/31	$ 230,300
	Total Gambling (Non-Hotel)	$230,300
	Medical-Drugs — 0.6%
129,675	1261229 B.C. Ltd., Initial Term Loan, 10.413% (Term SOFR + 625 bps), 10/8/30	$ 128,135
29,700	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.163% (Term SOFR + 400 bps), 4/23/31	29,784
	Total Medical-Drugs	$157,919
	Total Senior Secured Floating Rate Loan Interests (Cost $680,440)	$587,843

Shares
	Common Stocks — 0.4% of Net Assets
	Health Care Providers & Services — 0.0%†
40(c)	Option Care Health, Inc.	$ 1,110
	Total Health Care Providers & Services	$1,110
	Passenger Airlines — 0.4%
6,730(c)	Grupo Aeromexico SAB de CV	$ 115,759
	Total Passenger Airlines	$115,759
	Total Common Stocks (Cost $60,593)	$116,869

Principal Amount USD ($)
	Corporate Bonds — 88.8% of Net Assets
	Advertising — 2.1%
184,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 178,703
50,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 3/15/33 (144A)	52,279
125,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	122,711
231,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	224,398
	Total Advertising	$578,091

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Aerospace & Defense — 2.2%
200,000	Czechoslovak Group AS, 6.50%, 1/10/31 (144A)	$ 206,039
200,000	Efesto Bidco S.p.A Efesto US LLC, 7.50%, 2/15/32 (144A)	203,520
60,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	61,500
65,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	68,459
70,000	Spirit AeroSystems, Inc., 9.75%, 11/15/30 (144A)	76,985
	Total Aerospace & Defense	$616,503
	Airlines — 1.6%
153,177(d)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 149,252
17,500	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	17,508
125,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	124,831
150,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	157,733
	Total Airlines	$449,324
	Auto Manufacturers — 1.0%
300,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$ 272,852
	Total Auto Manufacturers	$272,852
	Auto Parts & Equipment — 0.9%
45,000	Qnity Electronics, Inc., 5.75%, 8/15/32 (144A)	$ 45,343
45,000	Qnity Electronics, Inc., 6.25%, 8/15/33 (144A)	45,953
150,000	ZF North America Capital, Inc., 7.50%, 3/24/31 (144A)	148,979
	Total Auto Parts & Equipment	$240,275
	Banks — 2.2%
200,000(e)(f)	Barclays Plc, 7.625% (5 Year USD SOFR Swap Rate + 369 bps)	$ 211,937
200,000(e)(f)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	208,749
15,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	14,968
150,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	167,331
	Total Banks	$602,985
	Building Materials — 1.1%
110,000	AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33 (144A)	$ 114,487
210,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	203,176
	Total Building Materials	$317,663
	Chemicals — 6.2%
100,000	Celanese US Holdings LLC, 6.75%, 4/15/33	$ 99,578
65,000	Celanese US Holdings LLC, 7.20%, 11/15/33	67,574
136,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	134,648
217,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	220,791
153,000	NOVA Chemicals Corp., 4.25%, 5/15/29 (144A)	148,070
60,000	NOVA Chemicals Corp., 7.00%, 12/1/31 (144A)	63,217
295,000(g)	Olympus Water US Holding Corp., 7.25%, 2/15/33 (144A)	295,307
285,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	299,108
200,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	199,839
EUR153,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	188,512
	Total Chemicals	$1,716,644
	Coal — 0.8%
220,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 232,878
	Total Coal	$232,878

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — 3.2%
90,000	ADT Security Corp., 5.875%, 10/15/33	$ 90,000
35,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	36,697
100,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	104,595
278,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	268,481
80,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	82,008
135,000	Garda World Security Corp., 8.375%, 11/15/32 (144A)	140,134
30,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	31,162
40,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	41,756
26,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	26,106
69,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	68,940
	Total Commercial Services	$889,879
	Distribution/Wholesale — 1.0%
272,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 272,711
	Total Distribution/Wholesale	$272,711
	Diversified Financial Services — 7.4%
135,000(f)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 139,238
10,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	10,482
55,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	58,495
65,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	68,391
25,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	25,062
150,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	158,768
365,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	377,095
255,000	LFS Topco LLC, 8.75%, 7/15/30 (144A)	256,149
130,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	131,144
56,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	57,450
120,000	Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32 (144A)	125,256
10,000	OneMain Finance Corp., 6.125%, 5/15/30	10,127
120,000	OneMain Finance Corp., 6.50%, 3/15/33	120,190
65,000	PennyMac Financial Services, Inc., 6.75%, 2/15/34 (144A)	66,306
170,000	Phoenix Aviation Capital, Ltd., 9.25%, 7/15/30 (144A)	180,865
195,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	206,044
50,000	UWM Holdings LLC, 6.25%, 3/15/31 (144A)	49,762
	Total Diversified Financial Services	$2,040,824
	Electric — 3.4%
180,000(f)	AES Corp., 6.95% (5 Year CMT Index + 289 bps), 7/15/55	$ 176,648
179,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	168,685
90,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	95,284
155,000(g)	NRG Energy, Inc., 5.75%, 1/15/34 (144A)	154,842
190,000(g)	NRG Energy, Inc., 6.00%, 1/15/36 (144A)	190,027
145,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	153,438
	Total Electric	$938,924
	Engineering & Construction — 0.9%
230,000	AECOM, 6.00%, 8/1/33 (144A)	$ 235,150
	Total Engineering & Construction	$235,150
	Entertainment — 2.4%
100,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	$ 102,637
25,000	Light & Wonder International, Inc., 7.50%, 9/1/31 (144A)	25,999

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Entertainment — (continued)
132,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30 (144A)	$ 137,153
76,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.875%, 4/15/31 (144A)	79,663
309,000	Voyager Parent LLC, 9.25%, 7/1/32 (144A)	326,765
	Total Entertainment	$672,217
	Environmental Control — 0.7%
198,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 193,171
	Total Environmental Control	$193,171
	Food — 0.4%
25,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	$ 26,383
80,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	86,368
	Total Food	$112,751
	Gas — 0.4%
60,000	Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33 (144A)	$ 66,300
45,000	Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35 (144A)	50,792
	Total Gas	$117,092
	Healthcare-Products — 0.9%
84,000(f)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 86,573
155,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	162,753
	Total Healthcare-Products	$249,326
	Healthcare-Services — 3.2%
140,000	DaVita, Inc., 6.75%, 7/15/33 (144A)	$ 144,368
145,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	138,112
255,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	265,200
330,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	337,914
	Total Healthcare-Services	$885,594
	Internet — 0.9%
240,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 250,800
	Total Internet	$250,800
	Iron & Steel — 1.0%
113,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 114,126
60,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	61,252
30,000	Cleveland-Cliffs, Inc., 7.50%, 9/15/31 (144A)	30,922
60,000	Cleveland-Cliffs, Inc., 7.625%, 1/15/34 (144A)	61,825
	Total Iron & Steel	$268,125
	Leisure Time — 0.7%
195,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 197,911
	Total Leisure Time	$197,911
	Lodging — 2.8%
200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	$ 206,592
250,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	261,898
90,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	90,669
200,000	Wynn Macau, Ltd., 6.75%, 2/15/34 (144A)	202,751
	Total Lodging	$761,910

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Media — 5.1%
444,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 394,743
380,000	CSC Holdings LLC, 4.50%, 11/15/31 (144A)	247,105
75,000	Gray Media, Inc., 7.25%, 8/15/33 (144A)	74,321
120,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	129,750
177,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	180,260
209,000	Sirius XM Radio LLC, 3.125%, 9/1/26 (144A)	206,116
200,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	180,944
	Total Media	$1,413,239
	Mining — 3.9%
310,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	$ 325,737
152,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	151,813
170,000	Novelis Corp., 6.375%, 8/15/33 (144A)	171,757
306,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	324,098
100,000	Taseko Mines, Ltd., 8.25%, 5/1/30	105,914
	Total Mining	$1,079,319
	Miscellaneous Manufacturing — 1.8%
205,000	Maxam Prill S.a.r.l., 7.75%, 7/15/30 (144A)	$ 206,370
274,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	283,425
	Total Miscellaneous Manufacturing	$489,795
	Oil & Gas — 5.7%
185,437	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	$ 185,404
100,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	103,655
45,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	46,605
200,000	Energean Plc, 6.50%, 4/30/27 (144A)	198,750
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	49,137
113,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	108,406
40,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	39,091
163,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	161,563
140,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	143,907
56,250	Transocean, Inc., 8.75%, 2/15/30 (144A)	59,185
35,000(g)	Transocean International Ltd., 7.875%, 10/15/32 (144A)	35,000
20,238	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	20,736
80,000	Transocean, Inc., 6.80%, 3/15/38	67,759
50,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	49,293
50,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	49,002
252,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	254,615
	Total Oil & Gas	$1,572,108
	Oil & Gas Services — 1.2%
108,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 109,963
211,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	217,609
	Total Oil & Gas Services	$327,572
	Packaging & Containers — 2.7%
299,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 281,290
220,000	OI European Group BV, 4.75%, 2/15/30 (144A)	209,946
55,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	55,989
105,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	104,414

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Packaging & Containers — (continued)
40,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	$ 41,428
65,000	Sealed Air Corp./Sealed Air Corp. US, 7.25%, 2/15/31 (144A)	68,206
	Total Packaging & Containers	$761,273
	Pharmaceuticals — 3.5%
200,000	1261229 B.C. Ltd., 10.00%, 4/15/32 (144A)	$ 205,010
286,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	272,736
80,000(f)	CVS Health Corp., 7.00% (5 Year CMT Index + 289 bps), 3/10/55	83,980
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31 (144A)	175,210
295,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	243,375
102,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27	—
272,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$980,311
	Pipelines — 3.8%
146,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 144,643
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	271,300
115,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	115,372
85,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	88,638
40,000(f)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55	42,474
185,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	185,911
65,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	68,423
125,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36 (144A)	132,772
	Total Pipelines	$1,049,533
	Real Estate — 0.6%
192,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 179,270
	Total Real Estate	$179,270
	REITS — 2.4%
195,000	Iron Mountain, Inc., 7.00%, 2/15/29 (144A)	$ 200,954
60,000	Millrose Properties, Inc., 6.25%, 9/15/32 (144A)	60,157
80,000	Millrose Properties, Inc., 6.375%, 8/1/30 (144A)	81,359
50,000(g)	Starwood Property Trust, Inc., 5.25%, 10/15/28 (144A)	50,015
75,000(g)	Starwood Property Trust, Inc., 5.75%, 1/15/31 (144A)	74,953
140,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	131,479
75,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	71,651
	Total REITS	$670,568
	Retail — 5.1%
115,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	$ 121,656
132,000	Gap, Inc., 3.625%, 10/1/29 (144A)	123,484
235,000	Gap, Inc., 3.875%, 10/1/31 (144A)	213,524
270,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	264,533
300,000	Macy's Retail Holdings LLC, 6.125%, 3/15/32 (144A)	300,289
138,000	Macy's Retail Holdings LLC, 7.375%, 8/1/33 (144A)	143,896
250,000	PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32 (144A)	250,372
	Total Retail	$1,417,754
	Semiconductors — 0.1%
25,000	Amkor Technology, Inc., 5.875%, 10/1/33 (144A)	$ 25,255
	Total Semiconductors	$25,255

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Software — 0.9%
236,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	$ 241,871
	Total Software	$241,871
	Telecommunications — 3.1%
260,000	Altice France S.A., 5.125%, 7/15/29 (144A)	$ 222,040
200,000	Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 9/15/29 (144A)	210,281
163,030	Level 3 Financing, Inc., 6.875%, 6/30/33 (144A)	166,157
257,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31 (144A)	266,220
	Total Telecommunications	$864,698
	Transportation — 1.5%
229,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 212,887
149,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	143,662
55,000	Star Leasing Co. LLC, 7.625%, 2/15/30 (144A)	53,445
	Total Transportation	$409,994
	Total Corporate Bonds (Cost $24,207,081)	$24,596,160

Shares
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP6,300(c)	Avation Plc, 1/1/59	$ 3,389
	Total Trading Companies & Distributors	$3,389
	Total Right/Warrant (Cost $—)	$3,389

	SHORT TERM INVESTMENTS — 7.2% of Net Assets
	Open-End Fund — 7.2%
1,983,624(h)	Dreyfus Government Cash Management, Institutional Shares, 4.04%	$ 1,983,624
		$1,983,624
	TOTAL SHORT TERM INVESTMENTS (Cost $1,983,624)	$1,983,624
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.6% (Cost $26,931,738)	$27,287,885
		Net Realized Gain (Loss) for the period ended 9/30/25	Change in Unrealized Appreciation (Depreciation) for the period ended 9/30/25	Capital Gain Distributions for the period ended 9/30/25	Dividend Income for the period ended 9/30/25	Value
	Affiliated Issuer — 2.9%
	Closed-End Fund — 2.9% of Net Assets
80,577(i)	Pioneer ILS Interval Fund	—	$88,635	$—	$—	$ 808,183
	Total Investments in Affiliated Issuer — 2.9% (Cost $810,890)					$808,183
	OTHER ASSETS AND LIABILITIES — (1.5)%					$(402,793)
	net assets — 100.0%					$27,693,275

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

bps	Basis Points.
CMT	Constant Maturity Treasury.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $22,842,046, or 82.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2025.
(g)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2025.
(i)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	200,220	EUR	170,000	State Street Bank & Trust Co.	10/28/25	$281
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$281
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
4,160,000	Markit CDX North America High Yield Index Series 45	Pay	5.00%	12/20/30	$(315,576)	$(10,907)	$(326,483)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(315,576)	$(10,907)	$(326,483)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
GBP — Great British Pound
USD — United States Dollar
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).

Victory Pioneer High Yield VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
The following is a summary of the inputs used as of September 30, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$587,843	$—	$587,843
Common Stocks
Health Care Providers & Services	1,110	—	—	1,110
Passenger Airlines	—	115,759	—	115,759
Corporate Bonds
Pharmaceuticals	—	980,311	—*	980,311
All Other Corporate Bonds	—	23,615,849	—	23,615,849
Right/Warrant	—	3,389	—	3,389
Open-End Fund	1,983,624	—	—	1,983,624
Affiliated Closed-End Fund	808,183	—	—	808,183
Total Investments in Securities	$2,792,917	$25,303,151	$—*	$28,096,068
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$281	$—	$281
Centrally cleared swap contracts^	—	(10,907)	—	(10,907)
Total Other Financial Instruments	$—	$(10,626)	$—	$(10,626)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended September 30, 2025, there were no transfers in or out of Level 3.